Financial Instruments - Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies (Detail) - 12 months ended Dec. 31, 2021
Kč in Millions, $ in Millions, $ in Millions
	USD ($)	MXN ($)	CZK (Kč)
Czech Koruna [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts) | Kč			Kč 9,375
2022 [Member] | Long [Member] | Czech Koruna [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts) | Kč			4,952
2023 [Member] | Long [Member] | Czech Koruna [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts) | Kč			3,196
2024 [Member] | Long [Member] | Czech Koruna [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts) | Kč			Kč 1,227
Canada, Dollars
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (1,418)
Canada, Dollars | 2022 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.26579
Foreign exchange forward contract, Sales Exchange Rate	0.78014
Canada, Dollars | 2022 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)	$ 176
Canada, Dollars | 2022 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (851)
Canada, Dollars | 2023 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.28866
Foreign exchange forward contract, Sales Exchange Rate	0.78021
Canada, Dollars | 2023 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)	$ 12
Canada, Dollars | 2023 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (457)
Canada, Dollars | 2024 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.77730
Canada, Dollars | 2024 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (236)
Canada, Dollars | 2025 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.77950
Canada, Dollars | 2025 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (62)
United States of America, Dollars
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)		$ 13,301
United States of America, Dollars | 2022 [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.04619
Foreign exchange forward contract, Sales Exchange Rate	21.20347
United States of America, Dollars | 2022 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)		7,453
United States of America, Dollars | 2022 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)		(6)
United States of America, Dollars | 2023 [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.04394
Foreign exchange forward contract, Sales Exchange Rate	23.51812
United States of America, Dollars | 2023 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)		4,835
United States of America, Dollars | 2023 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)		(8)
United States of America, Dollars | 2024 [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.04208
United States of America, Dollars | 2024 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)		$ 1,027
Euro Member Countries, Euro
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)	$ 15
Euro Member Countries, Euro | 2022 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.84650
Foreign exchange forward contract, Sales Exchange Rate	1.18728
Euro Member Countries, Euro | 2022 [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.03808
Euro Member Countries, Euro | 2022 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)	$ 137
Euro Member Countries, Euro | 2022 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (121)
Euro Member Countries, Euro | 2023 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.82876
Foreign exchange forward contract, Sales Exchange Rate	1.19265
Euro Member Countries, Euro | 2023 [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.03739
Euro Member Countries, Euro | 2023 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)	$ 53
Euro Member Countries, Euro | 2023 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (74)
Euro Member Countries, Euro | 2024 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.82746
Foreign exchange forward contract, Sales Exchange Rate	1.21729
Euro Member Countries, Euro | 2024 [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.03652
Euro Member Countries, Euro | 2024 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)	$ 11
Euro Member Countries, Euro | 2024 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (18)
Euro Member Countries, Euro | 2025 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	1.18615
Euro Member Countries, Euro | 2025 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (3)